LVIP MFS Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.87%
Aerospace & Defense–8.70%
†Boeing Co.	245,806	$53,052,309
General Dynamics Corp.	140,847	48,028,827
Northrop Grumman Corp.	49,227	29,994,996
RTX Corp.	351,160	58,759,603
		189,835,735
Banks–9.92%
Citigroup, Inc.	401,363	40,738,345
JPMorgan Chase & Co.	332,742	104,956,809
PNC Financial Services Group, Inc.	191,816	38,541,589
Wells Fargo & Co.	382,726	32,080,093
		216,316,836
Beverages–1.80%
Coca-Cola Europacific Partners PLC	104,213	9,421,898
Diageo PLC	281,310	6,717,314
PepsiCo, Inc.	165,377	23,225,546
		39,364,758
Biotechnology–1.64%
AbbVie, Inc.	155,000	35,888,700
		35,888,700
Building Products–0.30%
Trane Technologies PLC	15,521	6,549,241
		6,549,241
Capital Markets–8.14%
Blackrock, Inc.	31,748	37,014,041
KKR & Co., Inc.	293,675	38,163,066
LPL Financial Holdings, Inc.	38,593	12,839,505
Morgan Stanley	313,790	49,880,058
Nasdaq, Inc.	447,721	39,600,923
		177,497,593
Chemicals–0.42%
Sherwin-Williams Co.	26,378	9,133,646
		9,133,646
Construction Materials–0.76%
CRH PLC	138,539	16,610,826
		16,610,826
Consumer Finance–2.27%
American Express Co.	148,777	49,417,768
		49,417,768
Electric Utilities–7.63%
American Electric Power Co., Inc.	90,719	10,205,888
Duke Energy Corp.	359,261	44,458,549
Exelon Corp.	350,932	15,795,449
PG&E Corp.	1,605,986	24,218,269
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern Co.	426,651	$40,433,715
Xcel Energy, Inc.	389,979	31,451,806
		166,563,676
Electrical Equipment–1.02%
Eaton Corp. PLC	59,672	22,332,246
		22,332,246
Electronic Equipment, Instruments & Components–0.24%
CDW Corp.	32,315	5,147,133
		5,147,133
Food Products–1.57%
Mondelez International, Inc. Class A	340,256	21,255,793
Nestle SA	142,739	13,102,115
		34,357,908
Ground Transportation–2.09%
Canadian National Railway Co.	85,577	8,069,911
Union Pacific Corp.	158,792	37,533,665
		45,603,576
Health Care Equipment & Supplies–1.57%
Abbott Laboratories	255,865	34,270,558
		34,270,558
Health Care Providers & Services–7.38%
Cigna Group	208,646	60,142,210
Elevance Health, Inc.	62,887	20,320,047
Humana, Inc.	46,946	12,213,941
McKesson Corp.	88,570	68,423,868
		161,100,066
Hotels, Restaurants & Leisure–1.36%
Marriott International, Inc. Class A	113,819	29,643,020
		29,643,020
Household Products–1.27%
Kimberly-Clark Corp.	105,884	13,165,617
Reckitt Benckiser Group PLC	188,648	14,507,286
		27,672,903
Industrial Conglomerates–1.29%
Honeywell International, Inc.	133,364	28,073,122
		28,073,122
Industrial REITs–1.67%
Prologis, Inc.	318,206	36,440,951
		36,440,951
Insurance–11.03%
Aon PLC Class A	109,319	38,980,969
Chubb Ltd.	126,208	35,622,208
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	218,562	$44,046,800
Progressive Corp.	329,828	81,451,025
Travelers Cos., Inc.	144,939	40,469,867
		240,570,869
IT Services–1.67%
Accenture PLC Class A	147,822	36,452,905
		36,452,905
Machinery–3.01%
Caterpillar, Inc.	24,340	11,613,831
Illinois Tool Works, Inc.	90,983	23,724,727
Otis Worldwide Corp.	67,280	6,151,410
PACCAR, Inc.	245,686	24,155,848
		65,645,816
Multi-Utilities–1.84%
Dominion Energy, Inc.	654,594	40,041,515
		40,041,515
Oil, Gas & Consumable Fuels–5.79%
Chevron Corp.	188,414	29,258,810
ConocoPhillips	423,401	40,049,500
EOG Resources, Inc.	133,706	14,991,117
Exxon Mobil Corp.	372,284	41,975,021
		126,274,448
Personal Care Products–0.56%
Kenvue, Inc.	747,590	12,133,386
		12,133,386
Pharmaceuticals–3.97%
Johnson & Johnson	278,958	51,724,392
Merck & Co., Inc.	196,459	16,488,804
Pfizer, Inc.	719,224	18,325,828
		86,539,024
Professional Services–0.97%
Equifax, Inc.	82,810	21,243,249
		21,243,249
Semiconductors & Semiconductor Equipment–6.26%
Analog Devices, Inc.	176,552	43,378,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	32,396	$34,942,326
NXP Semiconductors NV	127,297	28,989,346
Texas Instruments, Inc.	159,006	29,214,172
		136,524,670
Specialized REITs–0.29%
Public Storage	22,193	6,410,448
		6,410,448
Specialty Retail–1.95%
Lowe's Cos., Inc.	169,496	42,596,040
		42,596,040
Trading Companies & Distributors–0.49%
WW Grainger, Inc.	11,315	10,782,742
		10,782,742
Total Common Stock (Cost $1,138,793,144)		2,157,035,374

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	15,601	15,601
Total Money Market Fund (Cost $15,601)		15,601

	Principal Amount°
SHORT-TERM INVESTMENT–1.00%
U.S. TREASURY OBLIGATIONS–1.00%
≠Federal National Mortgage Association Discount Notes 3.96% 10/1/25	21,705,000	21,705,000
		21,705,000
Total Short-Term Investment (Cost $21,705,000)		21,705,000

TOTAL INVESTMENTS–99.87% (Cost $1,160,513,745)	2,178,755,975
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	2,886,343
NET ASSETS APPLICABLE TO 40,144,883 SHARES OUTSTANDING–100.00%	$2,181,642,318

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP MFS Value Fund–3